CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20189

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrant's semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.


                      ANTENOR FUND, LLC

             FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)


ANTENOR FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Financial Statements (Unaudited)

	Statement of Assets and Liabilities	1

	Schedule of Investments in Securities	2 - 3

	Statement of Operations	4

	Statements of Changes in Members' Capital (Net Assets)	5

	Notes to Financial Statements	6 - 9


ANTENOR FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
(Unaudited)
______________





ASSETS
	Investment securities at fair value (cost - $4,600,574)	$5,261,026
	Cash and cash equivalents	967,761
	Interest and dividends receivable	8,509
	Net receivable from broker for unsettled trades	       21,778

				Total assets	  6,259,074


LIABILITIES
	Member subscriptions received in advance	26,092
	Accounts payable	         1,792


				Total liabilities	       27,884

NET ASSETS	$6,231,190


MEMBERS' CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$5,554,851
		Undistributed net investment income	23,613
		Accumulated net realized (loss)	(7,726)
		Accumulated net unrealized appreciation	     660,452


				Total members' capital (net assets)	$6,231,190







See accompanying notes.


ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2004
(Unaudited)
______________




Investment securities
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Financial
			Diversified Financial
				Citigroup	5,188	$   241,242
				JP Morgan Chase	5,792	224,556
				AXA SA-Sponsored ADR	7,844	     173,666
				     639,464	10.26 %
			Insurance
				St Paul Travelers	7,547	305,955
				American Intl Group	3,255	     232,016
				     537,971	8.63 %
			Banking
				Washington Mutual	4,625	178,710
				Fremont General	8,515	     150,290
				     329,000	5.28 %
			Real Estate
				iSTAR Financial	6,249	     249,960	    4.02 %
		Total - Financial		  1,756,395	  28.19 %
		Consumer Staples
			Tobacco
				Altria Group	5,452	272,873
				Carolina Group	9,558	     234,649
				     507,522	8.14 %
			Media
				Viacom - Class B	4,940	176,457
				Liberty Media *	11,000	98,890
				Liberty Media Intl *	550	       20,405
				     295,752	4.75 %
			Conglomerate
				Loews Corp	4,293	     257,408	4.13 %
			Retail Distribution, hardline
				Handleman	5,675	     131,433	    2.11 %
		Total - Consumer Staples		  1,192,115	   19.13 %
* Security did not pay a dividend during the previous twelve months.
See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________




Investment securities (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Healthcare
			Pharmaceuticals
				Merck	4,465	$   212,088
				Pfizer	5,525	     189,397
						     401,485	6.44 %
			Managed Care
				Wellpoint Health Networks *	1,721	     192,769	3.09 %
			Biotechnology
				Amgen *	2,825	     154,160	    2.48 %
		Total - Healthcare		     748,414	  12.01 %
		Technology
			Consumer Electronics
				Nam Tai Electronics	10,265	     220,903	3.54 %
			Wireless Communications
				Nokia Corp - Sponsored ADR	11,350	     165,029	2.65 %
			Software
				Microsoft Corp	4,800	     137,088	    2.20 %
		Total - Technology		     523,020	    8.39 %
		Consumer, Cyclical
			Building Materials
				Masco Corp	7,780	     242,580	3.89 %
			Retail, hardline
				Carmax *	6,666	     145,785	    2.34 %
		Total - Consumer, Cyclical		     388,365	    6.23 %
		Transportation
			Air Freight
				Federal Express	2,278	     186,090	2.99 %
			Railroads
				Genesee & Wyoming *	7,411	     175,641	    2.82 %
		Total - Transportation		     361,731	    5.81 %
		Utilities
			Electric
				American Electric Power	4,950	158,400	2.54 %
			Energy
				BP PLC Sponsored ADR	2,475	     132,586	    2.13 %
		Total - Utilities		     290,986	    4.67 %
		Total investment securities (cost - $4,600,574)		$5,261,026
84.43 %
*  Security did not pay a dividend during the previous twelve months.
See accompanying notes.




ANTENOR FUND, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004
(Unaudited)
______________





INVESTMENT INCOME
	Interest			$          34
	Dividends (net of foreign withholding taxes of $890)	     59,153

				Total investment income	     59,187

EXPENSES
	Adviser management fee	43,201
	Operating expenses	     10,244

				Total expenses	     53,445

				Net investment income	       5,742

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized gain from investments	14,569
		Net change in unrealized appreciation	    (25,625)

				Net realized and unrealized (loss) from investments	    (11,056)

				Net decrease in net assets from operations	(5,314)

				Less:  Incentive allocation to Adviser	    (63,065)

				Net decrease in net assets from operations
					available for distribution to members	$  (68,379)





See accompanying notes.




ANTENOR FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Six Months Ended June 30, 2004 (Unaudited) and
For the Year Ended December 31, 2003 (Audited)
______________





	Six Months Ended	Year
Ended
	June 30,	December
31,
	2004	2003
Increase (decrease) in net assets from operations
	Net investment income	$       5,742	$     16,728
	Net realized gain from investments	14,569	172,693
	Net change in unrealized appreciation on investments
(25,625)	     746,808

				Net increase (decrease) in net assets from operations	(5,314)	936,229

Proceeds from member subscriptions	2,589,834	1,873,818
Repurchases of member interests
	(including transfers to affiliated fund)	                0	    (186,234)

				Total increase in net assets	2,584,520	2,623,813

Net assets
	Beginning of period	  3,646,670	  1,022,857

	End of period	$6,231,190	$3,646,670












See accompanying notes.



ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company
		Antenor Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 in all market environments with below-average risk. The Company utilizes a value approach to its equity selection process and intends to invest in 20-35 positions trading at a discount to intrinsic value.
Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency.
Prospero Capital Management LLC (the Adviser) serves as the
Company's investment adviser.

	B.	Method of Reporting
		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents
		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities
		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.

	E.	Income Taxes
		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.


ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	F.	Capital Accounts
		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable
Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of ech member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. The Adviser earned an incentive allocation of $63,065 and $147,925 during the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

	The Adviser has agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.
As of June 30, 2004, approximately $109,000 of cumulative unaccrued expenses exceed such ratio and have not been reimbursed.








ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities during the six months ended June 30, 2004 were $1,172,515 and $50,132, respectively. At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2004, accumulated net unrealized appreciation on investments was $660,452, consisting of $742,274 gross unrealized appreciation and $81,822 gross unrealized depreciation.

















ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the six months ended June
30, 2004, the year ended December 31, 2003 and the period
July 1, 2002 (commencement of operations) to December 31,
2002. This information has been derived from information presented in the financial statements.

	Six Months Ended	Year Ended
	Period Ended
	June 30,	December 31,
	December 31,
	2004	2003	2002
	(Unaudited)	(Audited)
	(Audited)

	Total return before incentive allocation to Adviser	0.90 %
(5)	45.13 % (2)	(13.68)% (1),(5)
	Incentive allocation to Adviser	      (1.20)% (5)	      (7.14)%
0.00 %
			Total return after incentive allocation to Adviser
(0.30)%	     37.99 % (2)	    (13.68)% (1)
	Ratios to average net assets: (3)
		Expenses prior to incentive allocation to Adviser	1.82 % (6)
	2.12 % (2)	1.73 % (1), (6)
		Incentive allocation to Adviser	       1.09 % (5)	       6.07
%	       0.00 %
			Total expenses and incentive allocation to Adviser
2.91 %	       8.19 % (2)	       1.73 % (1)
		Interest and dividend income net of expenses (4)
0.20 % (6)	       0.28 %	       0.93 % (6)
	Supplemental data:
		Net assets - June 30, 2004, December 31, 2003
		    and 2002	$6,231,190	$3,646,670	$1,022,857
		Portfolio turnover rate	       1.0   % (5)	     27.9   %
36.4   % (5)


	Total returns and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
	(1)	Total returns and the ratios to average net assets
exclude $5,000 of organization and offering costs that
were deferred by the Adviser during the period ended
December 31, 2002.  The deferral of organization and
offering costs resulted in an increase in total returns
of 0.44% and a decrease of 1.02% in the expense ratio
for the period ended December 31, 2002.
	(2)	Total returns and the ratios to average net assets
include $10,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003.  The reimbursement of organization
and offering costs resulted in a decrease in total
returns of 0.38% and an increase of 0.41% in the expense
ratio for the year ended December 31, 2003.
	(3)	The Adviser agreed to bear all operating expenses which
would cause the Company's ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(4)	Excludes incentive allocation to Adviser.
	(5)	Not annualized.
	(6)	Annualized.


ITEM 2: Not applicable.

ITEM 3: Not applicable.

ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Not applicable.

ITEM 7: Not applicable.

ITEM 8: Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  August 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  August 29, 2004

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  August 29, 2004